Note 4 - Issuance Of Series B Convertible Preferred Stock (Detail) (USD $)	1 Months Ended
	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 29, 2009
Preferred Stock, Value, Issued			$ 2,526,660	$ 2,527,731	$ 2,527,731	$ 2,339,000
Preferred Stock, Shares Subscribed but Unissued, Subscriptions Receivable						$ 197,000
Preferred Stock, Shares Issued (in Shares)		5,160,000	4,820,000	4,820,000		6,607,006
Preferred Stock, Contract Terms	25%	10%